ACCOUNTS PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
ACCOUNTS PAYABLES AND ACCRUED LIABILITIES

NOTE 9 - ACCOUNTS PAYABLES AND ACCRUED LIABILITIES

	As of December 31,
	2023	2024
	S$’000	S$’000
Accounts payable	67	79
Other payables	-	21
Accrued expenses	24	168
Deposits received	89	99
Deferred revenue	462	352
	642	719

Deferred revenue is a contract liability that the Company is obligated to transfer services to customers for which the Company has received advance swimming fees from customers in the form of cash. The balance of “deferred revenue” represents unfulfilled performance obligations in the sales agreement, i.e. services that have not yet been rendered. Once the service has been rendered, the amount in “deferred revenue” account is shifted to a revenue account.

Deferred revenue recognized as revenue during the respective years ended December 31, 2023 and 2024 was S$355,000 and S$462,000, respectively.